Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, net
Summary of accounts receivable, net

	As of December 31,
	2023	2024
	US$	US$
Accounts receivable, gross	12,581	12,048
Less: allowance for credit losses	(3,367)	(4,456)
Total accounts receivable, net	9,214	7,592